Stockholders' Deficiency (Details) - Employee Stock Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding at the beginning of year	117,500	117,500
Number of Shares, Outstanding at the end of year	117,500	117,500
Number of Shares, Vested and expected to be vested	117,500	117,500
Number of Shares, Exercisable	117,500	117,500
Weighted Average Exercise Price, Outstanding at the beginning of year	$ 7.96	$ 7.96
Weighted Average Exercise Price, Outstanding at the end of year	7.96	7.96
Weighted Average Exercise Price, Vested and expected to be vested	7.96	7.96
Weighted Average Exercise Price, Exercisable	$ 7.96	$ 7.96
Weighted-Average Remaining Contractual Term, Outstanding at the beginning of year (in years)	5 years 9 months 18 days	6 years 9 months 18 days
Weighted-Average Remaining Contractual Term (in years), Outstanding at the end of year	5 years 2 months 12 days	5 years 9 months 18 days
Weighted-Average Remaining Contractual Term, Vested and expected to be vested (in years)	5 years 2 months 12 days	5 years 9 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable (in years)	5 years 2 months 12 days	5 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding at the beginning of year
Aggregate Intrinsic Value, Outstanding at the end of year
Aggregate Intrinsic Value, Vested and expected to be vested
Aggregate Intrinsic Value, Exercisable